Interest expense and other financial costs	12 Months Ended
Dec. 31, 2017
Interest expense and other financial costs [Abstract]
Interest expense and other financial costs
23	Interest expense and other financial costs

This line at December 31, 2017, 2016 and 2015 is comprised as follows:

	2017	2016	2015
Interest on trust certificates	$942,266	$684,829	$618,818
Interest on other loans	97,590	98,630	95,713
Transaction cost of mandatorily convertible debentures into shares	87,482	-	-
Amortization of trust certificate transaction cost	75,209	76,152	75,224
Amortization of transaction cost associated with other loans	4,137	6,011	4,754
Other financial expenses	3,802	3,645	5,735
Valuation of interest rate hedge (CAP)	-	-	(12)
	$1,210,486	$869,267	$800,232